LONG-TERM DEBT (Detail Textuals 2) - Silicon Valley Bank ("SVB") - USD ($)	1 Months Ended
	Nov. 18, 2016	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about borrowings [line items]
Effective interest rate on borrowings		12.15%	12.07%
Term credit loan facility agreement
Disclosure of detailed information about borrowings [line items]
Number of warrants granted	7,477
Exercise price of warrants	$ 42.80
Term of warrants	7 years
Fair value assigned to warrants issued	$ 167,022
Additional transaction costs	$ 220,898